Personnel expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Analysis of income and expense [abstract]
Salaries and employee benefits	$ 63,991	$ 57,735
Compensation expense	3,125	3,024
Personnel expenses	$ 67,116	$ 60,759